Leases	12 Months Ended
May 31, 2014
Leases [Abstract]
Leases

NOTE 7: LEASES

We utilize certain aircraft, land, facilities, retail locations and equipment under capital and operating leases that expire at various dates through 2046. We leased 10% of our total aircraft fleet under operating leases as of May 31, 2014 and May 31, 2013. A portion of our supplemental aircraft are leased by us under agreements that provide for cancellation upon 30 days' notice. Our leased facilities include national, regional and metropolitan sorting facilities, retail facilities and administrative buildings.

Rent expense under operating leases for the years ended May 31 was as follows (in millions):

	2014	2013	2012

Minimum rentals	$2,154	$2,061	$2,018
Contingent rentals(1)	197	192	210
	$2,351	$2,253	$2,228

(1)	Contingent rentals are based on equipment usage.

A summary of future minimum lease payments under noncancelable operating leases with an initial or remaining term in excess of one year at May 31, 2014 is as follows (in millions):

	Operating Leases
	Aircraft		Total
	and Related	Facilities	Operating
	Equipment	and Other	Leases

2015	$448	$1,614	$2,062
2016	453	1,450	1,903
2017	392	1,540	1,932
2018	326	1,129	1,455
2019	273	955	1,228
Thereafter	550	6,264	6,814
Total	$2,442	$12,952	$15,394

Property and equipment recorded under capital leases and future minimum lease payments under capital leases were immaterial at May 31, 2014 and 2013. The weighted-average remaining lease term of all operating leases outstanding at May 31, 2014 was approximately six years. While certain of our lease agreements contain covenants governing the use of the leased assets or require us to maintain certain levels of insurance, none of our lease agreements include material financial covenants or limitations.

FedEx Express makes payments under certain leveraged operating leases that are sufficient to pay principal and interest on certain pass-through certificates. The pass-through certificates are not direct obligations of, or guaranteed by, FedEx or FedEx Express.

We are the lessee in a series of operating leases covering a portion of our leased aircraft. The lessors are trusts established specifically to purchase, finance and lease aircraft to us. These leasing entities meet the criteria for variable interest entities. We are not the primary beneficiary of the leasing entities, as the lease terms are consistent with market terms at the inception of the lease and do not include a residual value guarantee, fixed-price purchase option or similar feature that obligates us to absorb decreases in value or entitles us to participate in increases in the value of the aircraft. As such, we are not required to consolidate the entity as the primary beneficiary. Our maximum exposure under these leases is included in the summary of future minimum lease payments shown above.